Vanguard® Extended Duration Treasury Index Fund
Schedule of Investments (unaudited)
As of November 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (100.0%)
U.S. Government Securities (100.0%)
United States Treasury Strip Coupon	0.000%	2/15/44	167,781	62,394
United States Treasury Strip Coupon	0.000%	5/15/44	126,382	46,554
United States Treasury Strip Coupon	0.000%	8/15/44	166,271	60,507
United States Treasury Strip Coupon	0.000%	11/15/44	134,634	48,426
United States Treasury Strip Coupon	0.000%	2/15/45	176,683	62,805
United States Treasury Strip Coupon	0.000%	5/15/45	162,546	57,183
United States Treasury Strip Coupon	0.000%	8/15/45	115,880	40,323
United States Treasury Strip Coupon	0.000%	11/15/45	203,927	70,180
United States Treasury Strip Coupon	0.000%	2/15/46	164,260	55,900
United States Treasury Strip Coupon	0.000%	5/15/46	99,534	33,492
United States Treasury Strip Coupon	0.000%	8/15/46	121,279	40,373
United States Treasury Strip Coupon	0.000%	11/15/46	90,690	29,871
United States Treasury Strip Coupon	0.000%	2/15/47	188,739	61,502
United States Treasury Strip Coupon	0.000%	5/15/47	151,249	48,801
United States Treasury Strip Coupon	0.000%	8/15/47	140,284	44,748
United States Treasury Strip Coupon	0.000%	11/15/47	174,437	55,016
United States Treasury Strip Coupon	0.000%	2/15/48	167,139	52,153
United States Treasury Strip Coupon	0.000%	5/15/48	84,128	26,053
United States Treasury Strip Coupon	0.000%	8/15/48	107,965	33,191
United States Treasury Strip Coupon	0.000%	11/15/48	138,553	42,140
United States Treasury Strip Coupon	0.000%	2/15/49	152,774	46,190
United States Treasury Strip Coupon	0.000%	5/15/49	91,540	27,512
United States Treasury Strip Coupon	0.000%	8/15/49	197,712	58,927
United States Treasury Strip Coupon	0.000%	11/15/49	216,254	64,031
United States Treasury Strip Coupon	0.000%	2/15/50	114,408	33,697
United States Treasury Strip Coupon	0.000%	5/15/50	118,290	34,618
United States Treasury Strip Coupon	0.000%	8/15/50	240,337	69,904
United States Treasury Strip Coupon	0.000%	11/15/50	155,249	44,840
United States Treasury Strip Coupon	0.000%	2/15/51	235,843	67,639
United States Treasury Strip Coupon	0.000%	5/15/51	133,229	37,835
United States Treasury Strip Coupon	0.000%	8/15/51	145,644	41,338
United States Treasury Strip Coupon	0.000%	11/15/51	233,172	65,999
United States Treasury Strip Coupon	0.000%	2/15/52	168,976	47,604
United States Treasury Strip Coupon	0.000%	5/15/52	178,115	49,942
United States Treasury Strip Coupon	0.000%	8/15/52	161,608	45,149
United States Treasury Strip Coupon	0.000%	11/15/52	121,667	34,219
United States Treasury Strip Coupon	0.000%	2/15/53	13,357	3,699
United States Treasury Strip Coupon	0.000%	5/15/53	18,366	5,085
United States Treasury Strip Coupon	0.000%	8/15/53	7,341	2,016
United States Treasury Strip Coupon	0.000%	11/15/53	1,717	474
United States Treasury Strip Principal	0.000%	2/15/44	154,278	59,518

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Strip Principal	0.000%	5/15/44	132,906	50,670
	United States Treasury Strip Principal	0.000%	8/15/44	169,194	63,686
	United States Treasury Strip Principal	0.000%	11/15/44	171,929	64,017
	United States Treasury Strip Principal	0.000%	2/15/45	56,247	20,710
	United States Treasury Strip Principal	0.000%	5/15/45	141,461	51,456
	United States Treasury Strip Principal	0.000%	8/15/45	199,513	71,747
	United States Treasury Strip Principal	0.000%	11/15/45	159,158	56,588
	United States Treasury Strip Principal	0.000%	2/15/46	52,283	18,389
	United States Treasury Strip Principal	0.000%	5/15/46	53,084	18,455
	United States Treasury Strip Principal	0.000%	8/15/46	161,318	55,567
	United States Treasury Strip Principal	0.000%	11/15/46	189,383	64,612
	United States Treasury Strip Principal	0.000%	2/15/47	73,564	24,799
	United States Treasury Strip Principal	0.000%	5/15/47	62,374	20,837
	United States Treasury Strip Principal	0.000%	8/15/47	63,371	20,967
	United States Treasury Strip Principal	0.000%	11/15/47	162,857	53,450
	United States Treasury Strip Principal	0.000%	2/15/48	169,155	54,962
	United States Treasury Strip Principal	0.000%	5/15/48	151,543	48,683
	United States Treasury Strip Principal	0.000%	8/15/48	98,098	31,361
	United States Treasury Strip Principal	0.000%	11/15/48	81,156	25,716
	United States Treasury Strip Principal	0.000%	2/15/49	155,100	48,820
	United States Treasury Strip Principal	0.000%	5/15/49	68,013	21,270
	United States Treasury Strip Principal	0.000%	8/15/49	149,310	46,379
	United States Treasury Strip Principal	0.000%	11/15/49	118,768	36,651
	United States Treasury Strip Principal	0.000%	2/15/50	169,717	51,936
	United States Treasury Strip Principal	0.000%	5/15/50	102,705	31,157
	United States Treasury Strip Principal	0.000%	8/15/50	198,675	59,773
	United States Treasury Strip Principal	0.000%	11/15/50	126,250	37,697
	United States Treasury Strip Principal	0.000%	2/15/51	201,158	59,546
	United States Treasury Strip Principal	0.000%	5/15/51	129,974	38,200
	United States Treasury Strip Principal	0.000%	8/15/51	167,798	48,924
	United States Treasury Strip Principal	0.000%	11/15/51	151,808	43,989
	United States Treasury Strip Principal	0.000%	2/15/52	170,079	49,031
	United States Treasury Strip Principal	0.000%	5/15/52	195,212	55,956
	United States Treasury Strip Principal	0.000%	8/15/52	148,975	42,458
	United States Treasury Strip Principal	0.000%	11/15/52	151,936	43,373
	United States Treasury Strip Principal	0.000%	2/15/53	193,537	54,372
	United States Treasury Strip Principal	0.000%	5/15/53	186,390	52,014
	United States Treasury Strip Principal	0.000%	8/15/53	227,107	63,253
	United States Treasury Strip Principal	0.000%	11/15/53	150,255	42,013
Total U.S. Government and Agency Obligations (Cost $4,634,804)					3,555,332
				Shares
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund (Cost $372)	5.438%		3,723	372
Total Investments (100.0%) (Cost $4,635,176)					3,555,704
Other Assets and Liabilities—Net (0.0%)					79
Net Assets (100%)					3,555,783
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of November 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	3,555,332	—	3,555,332
Temporary Cash Investments	372	—	—	372
Total	372	3,555,332	—	3,555,704